Cash and Cash Equivalents - Summary of Cash And Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Short-term deposits	$ 721	$ 861
Cash at banks and on hand	2,712	2,103
Cash and cash equivalents in the statement of financial position	$ 3,433	$ 2,964	$ 3,138	$ 1,952